Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
Basis of presentation

aBasis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (‘‘U.S. GAAP’’). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of consolidation

bPrinciples of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the consolidated VIEs for which the Company is the primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significant impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity. There is no consolidated VIE since November 20, 2022.

All transactions and balances among the Company, its subsidiaries and the consolidated VIEs have been eliminated upon consolidation.

Comparability and Reclassification Adjustment
c	Comparability and Reclassification Adjustment

The Group has reclassified certain comparative balances in the consolidated balance sheet as of December 31, 2021 and certain comparative amounts in the consolidated statements of comprehensive income/(loss) for the years ended December 31, 2020 and 2021 to conform to the current year’s presentation. The assets and liabilities of the discontinued operations have been classified as assets held-for-sale and liabilities held-for-sale in the consolidated balance sheet as of December 31, 2021. The results of discontinued operations for the years ended December 31, 2020 and 2021 have been reflected separately in the consolidated statement of comprehensive income/(loss) as a single line item for all periods presented in accordance with U.S. GAAP. Cash flows from discontinued operations of the three categories for the years ended December 31, 2020 and 2021 were separately presented in the consolidated statements of cash flows for all periods presented in accordance with U.S. GAAP.

The Group has elected to change its reporting currency from RMB to USD starting from January 1, 2022. The aligning of the reporting currency with the underlying operations will better depict the Group’s results of operations for each period. The related financial statements prior to January 1, 2022 have been re-casted to US$ as if the financial statements originally had been presented in US$ since the earliest periods presented.

The change in reporting currency resulted in cumulative foreign currency translation adjustment to the Group’s comprehensive loss amounted to a loss of US$11,556, a loss of US$4,324 and a gain of US$9,082 for the years ended December 31, 2020, 2021 and 2022, respectively.

In December 2022, the Company changed the ratio of American depositary shares (“ADSs”) to Class A ordinary shares (the “ADS Ratio”) from one ADS representing fifteen Class A ordinary shares to one ADS representing sixty Class A ordinary shares. The net income/(loss) per ADS attributable to ordinary shareholders presented in the consolidated comprehensive income/(loss) and Note 13 for the years ended December 31, 2020 and 2021 have been re-casted retrospectively.

Use of estimates

dUse of estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but are not limited to, determination of standalone selling prices of performance, obligations that have never been separately sold, assessment for the impairment of long-lived assets, the valuation allowance of deferred tax assets, assessment of impairment of contract cost assets and prepaid expenses, and the valuation and recognition of share-based compensation.

Discontinued operation
e	Discontinued operation

A discontinued operation may include a component of an entity or a group of components of an entity, or a business or nonprofit activity. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operation if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when any of the following occurs: (1) the component of an entity or group of components of an entity meets the criteria to be classified as held for sale; (2) the component of an entity or group of components of an entity is disposed of by sale; (3) the component of an entity or group of components of an entity is disposed of other than by sale (for example, by abandonment or in a distribution to owners in a spinoff).

Functional currency and foreign currency translation
f	Functional currency and foreign currency translation

Effective January 1, 2022, the Company elected to change its reporting currency from RMB to USD. The functional currency of the Company and its international subsidiaries incorporated in the Cayman Islands and Hong Kong is United States dollars (‘‘US$’’), the functional currency of the Philippines entities is Peso (‘‘PHP’’), the functional currency of the Singapore entities is Singapore dollars (‘‘SGD’’) and the functional currency of the Malaysia entities is Ringgit (‘‘MYR’’). The functional currency of the PRC entities in the Group is RMB.

In the consolidated financial statements, the financial information of the Company and other entities located in the PRC, Philippine, Malaysia and Singapore has been translated into USD. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the reporting period. Translation adjustments are reported as foreign currency translation adjustments, and are shown as a component of other comprehensive income/(loss) in the consolidated statements of comprehensive income/(loss).

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in other income/(expenses), net.

Fair value measurements
g	Fair value measurements

Financial instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
●	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments include cash and cash equivalents, time deposits, other current assets, accrued expenses. The carrying amounts of the short-term financial instruments approximate their fair value due to their relatively short maturity.

Cash and cash equivalents	hCash and cash equivalents The Group considers all highly liquid investments, which are unrestricted as to withdrawal or use, with original maturities of three months or less as cash equivalents.
Time deposits
i	Time deposits

Time deposits in the current assets represent demand deposits placed with banks with original maturities of more than three months but less than one year. For the time deposits in the non-current assets, the maturities are more than one year. Interest earned is recorded as interest income in the consolidated statements of comprehensive income/(loss) during the periods.

Expected credit losses
j	Expected credit losses

The Group’s other receivables classified as prepaid expenses and other current assets and other non-current assets are within the scope of ASC Topic 326. The Group has identified the relevant risk characteristics of other receivables which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the life-time expected credit losses. Additionally, external data and macroeconomic factors are also considered. This is assessed at each quarter based on the Group’s specific facts and circumstances.

For the year ended December 31, 2022, the Group recognized US$81 impairment losses of prepaid expenses and other current assets.

Long-lived assets
k	Long-lived assets

Property and equipment

Property and equipment are stated at cost less accumulated depreciation, amortization and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally from three years for computers and equipment and five years for furniture and fixtures. Leasehold improvements are amortized over the shorter of the estimated useful lives of the assets or the remaining lease term. Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income/(loss).

Intangible assets

Intangible assets mainly comprise of software, copyrights. Intangible assets are recorded at cost less accumulated amortization and impairment,if any, with no residual value. Amortization is computed using the straight-line method over the estimated useful lives of the intangible assets, generally ten years for copyrights and three years for software.

Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significantly adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.

No impairment of long-lived asset was recognized for the year ended December 31, 2021 and 2022.

Business combination
l	Business combination

Business combinations are recorded using the purchase method of accounting, and the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of the (i) the total of consideration paid, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the subsidiary acquired over (ii) the fair value of the identifiable net assets of the subsidiary acquired is recorded as goodwill. If the consideration of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income/(loss).

Revenue recognition
m	Revenue recognition

Revenues of the Group are mainly generated from providing online English language education services to international students. There are two types of online English language education services, including one-on-one private course service and public course service. The Company determined that private course service and public course service are two separate performance obligations, as these two deliverables are distinct in that customers can benefit from each service on its own and the Company’s promises to deliver the services are separately identifiable from each other in the contract.

Students purchase the services by subscribing to prepaid credit packages directly from the Group. Tuition is generally paid in advance and is initially recorded as advances from students. Because the validity period of prepaid credit packages is normally within one year while with maximum up to 20 months, payment by customers could occur significantly before performance. However, the timing of the transfer of related services is at the discretion of the customers. Therefore, the Group does not recognize any financing component in the determination of revenue from the sale of prepaid credit packages. The Group determines the transaction price to be earned by estimating the refund liability based on historical refund ratio, and allocates the service fee excluding the estimate for refund liability to each performance obligation using the relative stand-alone selling price. The Group determines the stand-alone selling prices using an expected cost plus margin methodology. Revenue from both the private course service and public course service are recognized proportionately as the online classes are delivered, as the Group concluded that the delivery of each online class represents a faithful depiction of when the services are provided to the students.

The Group is responsible for course design, tutor sourcing and training, development and maintenance of online platform and system, and is the party primarily responsible for fulfilling the promise to provide the services to customers and it has full discretion in establishing the prices for the services provided to customers. Hence, the Group is the principal for providing the online English education services to customers. Therefore, the Group recognizes revenue on a gross basis.

The Group allows refund of fees corresponding to any remaining undelivered services when customers withdraw contracts with the Group within a certain period after the purchase. Refunds are recorded as reductions of the advances from students and true up adjustments were made on the recognized revenue of the contracts.

The following table presents the Group’s revenues disaggregated by location of students:

	For the year ended,	For the year ended,	For the year ended,
	December 31, 2020	December 31, 2021	December 31, 2022
	US$	US$	US$
	Total	Total	Total
Revenues from Hong Kong(China)	—	371	9,707
Revenues from other areas	—	417	5,341
Total revenues	—	788	15,048

Contract balances

Contract cost

Incremental costs of obtaining a contract with a customer is recognized as an asset in “Prepaid expenses and other current assets” if the Group expects to recover those costs. Incremental costs of obtaining a contract mainly include sales commissions to sales personnel and distribution agents, as well as certain cash incentives for customers who provide referrals service for the Group. Contract cost assets are amortized on the basis consistent with the pattern of the transfer of services to which the assets relate.

As of December 31, 2022, the balance of capitalized costs of obtaining contracts with customers was US $1,456. For the year ended December 31, 2020, 2021 and 2022, the Group recognized amortization of nil, nil and US $1,590 respectively as “Sales and marketing expenses” in its consolidated statements of comprehensive income/(loss).

2	Significant Accounting Policies (Continued)

The Group recognizes an impairment loss in profit or loss to the extent that the carrying amount of a contract cost asset exceeds: a. the amount of consideration that the Group has received but not yet recognized as revenue, less b. the costs that relate directly to providing those goods or services and that have not been recognized as expenses. The recoverability of contract cost assets depends on whether the Group can continue to provide lessons delivered by international tutors, the refund level subsequent to December 31, 2022, and whether any related considerations would be forfeited. The Group offered refunds of course fees subject to timing and other conditions in accordance with the Group’s refund policies. The number of refund requests that the Group receives and the amount of refunds could be affected by a number of factors, many of which are beyond the Group’s control.No impairment of contract cost assets for the continuing operations was recognized for the years ended December 31, 2020, 2021 and 2022.

Contract liability

Contract liability is related to the payments received by the Group in advance from customers representing the Group’s obligations to provide services to customers. The Group generally receives contract payments in advance and records the consideration as advances from customers. Given that the Group permits refund of fees corresponding to remaining undelivered services when customers withdraw contracts with the Group, contract liability does not include the amounts that may be refunded in the future if customers withdraw for any remaining undelivered lessons. The refund liability was estimated based on the historical refund data and the length of remaining period customers are eligible for refund for each contract at the end of each reporting period.

	As of
	December 31, 2020	December 31, 2021	December 31, 2022
	US$	US$	US$
Contract liability	—	2,770	15,025
Refund liability	—	45	121
Deposits from students	—	59	21
Advances from students	—	2,874	15,167

The additions to the contract liability balance were primarily due to cash collections received in advance of gaining performance obligations, while the reductions to the contract liability balance were primarily due to the recognition of revenues upon fulfillment of performance obligations, as well as refund of fees corresponding to any remaining undelivered services when customers withdraw contracts with the Group within certain period after the purchase, all of which were in the ordinary course of business. US $2,401 of revenues recognized in year ended December 31, 2022 was included in the contract liability balance as of January 1, 2022. No revenue was recognized in the year ended December 31, 2022 from performance obligations satisfied (or partially satisfied) in previous periods.

As of December 31, 2022, the aggregate amount of transaction price allocated to unsatisfied performance obligations is US $15,025. These revenues will be recognized at the discretion of customers. The Group expects to recognize substantially all of this balance as revenue over the next 6 to 18 months, and the remainder thereafter.

Cost of revenues
n	Cost of revenues

Cost of revenues primarily includes service expenses involved in the delivery of paid courses and payment processing fees paid to payment channels for processing the payments from students, as these components are necessary to obtain the net revenues. These costs are expensed as incurred except for payment processing fees associated with advances from students, which are recognized in the period in which the related revenues are recognized. The indirect cost of server, bandwidth is expensed as incurred.

Product development expenses
o	Product development expenses

Product development expenses consist primarily of payroll-related expenses incurred for the innovation of course content, as well as the development and enhancement to the Group’s websites and platforms of applications. The Group expenses all costs incurred for the planning and post implementation phases of development and costs associated with repair or maintenance of the existing platform. Since the inception, the amount of costs qualifying for capitalization has been immaterial and, as a result, all development costs have been expensed as incurred.

Sales and marketing expenses
p	Sales and marketing expenses

Sales and marketing expenses consist primarily of marketing and promotional expenses, salaries and benefits expenses related to the Group’s sales and marketing personnel and office rental, depreciation and other expenses related to the Group’s sales and marketing team. The Group capitalizes incremental cost to obtain contracts with customers, including sales commissions to sales personnel and distribution agents, as well as certain cash incentive for customer. Amortization of related contract cost assets is recognized as sales and marketing expenses. Advertising expenses consist primarily of costs for the promotion of corporate image and product marketing. The Group expenses all advertising costs as incurred and classifies these costs under sales and marketing expenses. For the years ended December 31, 2020, 2021 and 2022, the advertising expenses were nil, US $772 and US $5,101, respectively.

Operating leases
q	Operating leases

The Group has operating leases primarily for office space. The determination of whether an arrangement is a lease or contains a lease is made at inception by evaluating whether the arrangement conveys the right to use an identified asset and whether the Group obtains substantially all of the economic benefits from and has the ability to direct the use of the asset. Operating lease liabilities are recognized based on the present value of the remaining lease payments, discounted using the discount rate for the lease at the commencement date. As the rate implicit in the lease is not readily determinable for the Group’s operating leases, the Group generally uses an incremental borrowing rate based on information available at the commencement date to determine the present value of future lease payments. Operating right of use assets are generally recognized based on the amount of the initial measurement of the lease liability. The Group’s leases have remaining lease terms of up to two years. Lease expense is recognized on a straight-line basis over the lease term. Operating leases are included in operating lease right of use assets, short-term lease liabilities and long-term liabilities on the Group’s consolidated balance sheets.

When a lease is terminated in its entirety, there should be no remaining lease liability or right-of-use asset. Any difference between the carrying amounts of the right-of-use asset and the lease liability should be recorded in consolidated statements of comprehensive income/(loss) as a gain or loss; if a termination penalty is paid, that amount should be included in the gain or loss on termination.

The Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

Rental expenses incurred were nil, US $263 and US $699 for the years ended December 31, 2020, 2021 and 2022, respectively.

Share-based compensation
r	Share-based compensation

The Group accounts for share-based awards granted to employees in accordance with ASC 718. In accordance with the guidance, the Group determines whether a share-based award should be classified and accounted for as a liability award or equity award. For options granted to employees, the related share-based compensation expense is recognized in the financial statements based on their grant date fair values, which are calculated using the binomial option pricing model. The binomial option pricing model requires a number of complex assumptions. The determination of the fair value is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee share option exercise behavior, risk-free interest rates and expected dividends. Share-based compensation expense is recorded net of estimated forfeitures, such that expenses are recorded only for those share-based awards that are expected to ultimately vest.

The forfeiture rate is the estimated annual rate at which unvested awards will be forfeited during the next year, which differs significantly by employee group. For directors and executive officers, the forfeiture rate is estimated to be zero because the possibility of termination of current management is remote. For employees, the forfeitures of stock options are estimated by historical actual forfeitures due to grantees’ termination prior to vesting, and the forfeiture rate will be adjusted over the requisite service period to the extent that actual forfeiture rate differs, or is expected to differ from such estimates. Changes in the estimated forfeiture rate will be recognized through a cumulative catch-up adjustment in the period of change.

Share-based compensation expenses were allocated to operating expenses as follows:

	For the year ended December 31,
	2020	2021	2022
	US$	US$	US$
Sales and marketing expenses	—	(106)	(17)
Product development expenses	—	4	(149)
General and administrative expenses	—	(117)	(546)
Total	—	(219)	(712)

Employee benefits
s	Employee benefits

PRC Contribution Plan

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiary and consolidated VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefit expenses of continuing operations, which were expensed as incurred, were approximately nil, US$120 and US$779 for the years ended December 31, 2020, 2021, and 2022, respectively.

Philippine Contribution Plan and Employee Benefit Plan

The Company’s subsidiaries and VIE in the Philippines participate in government mandated, multiemployer, defined contribution plans, including Social Security System (‘‘SSS Benefits’’), Home Development Mutual Fund (‘‘Pag-IBIG Fund’’) and Philippine Health Insurance Corporation (‘‘Phil-Health’’). Pursuance to these plans certain retirement, medical and housing benefits are provided to full-time employees. Obligations for contributions to these defined contribution plans are recognized as expenses in the consolidated statements of comprehensive income/(loss) as incurred. The total amounts for such employee benefits were nil,US$65 and US $83 for the years ended December 31, 2020, 2021 and 2022, respectively.

Philippines also participate in a defined benefits plan, which was unfunded as of December 31, 2022. The liability recognized in the consolidated balance sheets in respect of defined benefit plan is the present value of the defined benefit obligation at the end of the reporting period. Changes in the present value of the defined benefit obligation are included in operating expenses in the consolidated statements of comprehensive income/(loss). The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The total liabilities for such employee benefits were US $203 and US $156 as of December 31, 2021 and 2022, respectively.
Taxation
t	Taxation

Income taxes

Current income taxes are provided on the basis of income/ (loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statement of comprehensive income/(loss) in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheet and under other expenses in its consolidated statement of comprehensive income/(loss). The Group evaluates each uncertain tax position (include the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. The Company is subject to tax in local and foreign jurisdictions. As a result of its business activities, the Company will file tax returns that are subject to examination by the relevant tax authorities. Tax returns of the Company’s major subsidiaries in PRC, Hong Kong and Philippines remain subject to examination by relevant tax authorities for five years, six years and three years, respectively, from the date of filing. The continuing operations of the Company does not have any liabilities for uncertain tax positions accrued as of December 31, 2022 and December 31, 2021.

Related parties
u	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Income/(loss) per share
v	Income/(loss) per share

Income/(loss) per share is computed in accordance with ASC 260, Earnings per Share. The two-class method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed.

Basic net income/(loss) per share is computed using the weighted average number of ordinary shares outstanding during the period. Options and unvested restricted share units are not considered outstanding in computation of basic earnings per share. Diluted net income/(loss) per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under treasury stock method. Potential ordinary shares include options to purchase ordinary shares and unvested restricted share units, unless they were anti-dilutive. The computation of diluted net income/(loss) per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in income/(loss) per share amounts) on net income/(loss) per share.
Comprehensive income/(loss)
w	Comprehensive income / (loss)

Comprehensive income/(loss) is defined to include all changes in equity/(deficit) of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Other comprehensive income/(loss), as presented on the accompanying consolidated statements of comprehensive income/(loss), consists of accumulated foreign currency translation adjustments.

Treasury stock
x	Treasury stock

In September 2019, the Company announced a US$2.0 million share repurchase program and repurchased an aggregate of 30,112 ADSs for US$852 in the open market, at an average price of US$0.028 per ADS.

In January 2020, the Company repurchased an aggregate of 25 ADSs for US$1 in the open market under this program, at an average price of US$0.038 per ADS. As of July 31, 2020, all repurchased shares were used as share-based awards granted to employees, the Group wrote off the treasury stock and accounted for additional paid-in capital. From October 2020 to December 2020, the Company repurchased an aggregate of 34,875 ADSs for US$3,496 in the open market under this program, at an average price of US$0.1 per ADS.

In 2021, the Company repurchased an aggregate of 30,258 ADSs for US$3,142 in the open market under this program, at an average price of US$0.1 per ADS. The repurchased shares were accounted for under the cost method and presented as “treasury stock” in equity on the Group’s consolidated balance sheets.

As of March 31, 2022, all repurchased shares were used as share-based awards granted to employees, the Group wrote off the treasury stock and accounted for additional paid-in capital.

Segment reporting
y	Segment reporting

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s CEO, who is the chief operating decision maker in deciding how to allocate resources and assess performance. The Company operates and manages its business as a single reportable segment.

The Group’s internal organizational structure as well as information about geographical areas and business segments is more fully described in Note 17.

Statutory reserves
z	Statutory reserves

In accordance with China’s Company Laws, the consolidated VIEs in PRC must make appropriations from their after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (‘‘PRC GAAP’’)) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

Pursuant to the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiary that is a foreign investment enterprise in China have to make appropriations from its after-tax profit (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion. As of December 31, 2022, no appropriations to statutory reserves, enterprise expansion fund and staff welfare and bonus fund have been made by the Group.

Recently adopted accounting pronouncements
aa	Recently issued accounting pronouncements

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (ASU 2021-08), which clarifies that an acquirer of a business should recognize and measure contract assets and contract liabilities in a business combination in accordance with Topic 606, Revenue from Contracts with Customers The new amendments are effective for us are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The amendments should be applied prospectively to business combinations occurring on or after the effective date of the amendments, with early adoption permitted. The Group does not expect the adoption to have a material impact on its consolidated financial statements.

ab	Recently adopted accounting pronouncements

In May 2021, the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. The amendments in this update are effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity should apply the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. The adoption didn’t have a material impact on its consolidated financial statements.